Inventories, Net (Details) - Schedule of inventory consisted - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of inventory consisted [Abstract]
Goods in transit	$ 601,689	$ 542,331
Finished goods	12,075,587	6,881,437
Subtotal	12,677,276	7,423,768
Less: inventory reserve	(360,510)	(25,520)
Inventories, net	$ 12,316,766	$ 7,398,248